Investment property - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	$ 33,330	$ 32,132
Net loss from fair value adjustment	10,620	(2,961)
Exchange difference	(10,586)	4,159
Investment property, end of period	33,364	33,330
Cost
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	33,330
Investment property, end of period	33,364	33,330
Fair value
Disclosure of detailed information about investment property [line items]
Investment property, beginning of period	33,330
Investment property, end of period	$ 33,364	$ 33,330